Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 88,415	$ 178,552
Subscription receivable		60,000
Other receivable	2,880	312
Other assets	52,686	10,923
Total current assets	143,981	249,787
Long-term assets
Long-term receivables	582,377	441,195
Property and equipment - net	36,568	38,887
Deferred compensation	2,083,334
Total Long-term assets	2,702,279	480,082
TOTAL ASSETS	2,846,260	729,869
Current liabilities
Accounts payable	472,868	681,408
Accrued compensation		384,833
Accrued officer compensation	206,000	206,000
Notes payable	3,467,890
Due to related parties	50,000	50,000
Accrued expenses	23,587	20
Accrued dividends	48,079	48,079
Total current liabilities	4,268,424	1,370,340
Long-term liabilities
Long-term notes payable	1,500,000
Total liabilities	5,768,424	1,370,340
Commitments and contingencies
Stockholders' deficit
Series A convertible preferred stock, $.001 par value, 2,000,000 shares authorized and 13,602 shares issued and outstanding at December 31, 2019 and at December 31, 2018 (Liquidation preference $340,050 and $340,050, respectively)	14	14
Common stock, $.001 par value, 500,000,000 shares authorized; 206,569,062 and 201,697,396 shares issued and outstanding at December 31, 2019 and at December 31, 2018, respectively	206,569	201,697
Additional paid-in capital	85,907,523	82,637,749
Accumulated deficit	(89,036,270)	(83,479,931)
Total stockholders' deficit	(2,922,164)	(640,471)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,846,260	$ 729,869